Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 333	$ 48	¥ 168,404
Accounts receivable, net		61,396	8,902
Prepayments and other current assets		34,582	5,015	79,135
Digital assets		626	91
Current assets from discontinued operations				142,199
Total current assets		96,937	14,056	389,738
Restricted cash				8,840
Equity method investments		19,900	2,885
Property and equipment, net		92,443	13,403
Non-current assets from discontinued operations				486,788
Total non-current assets		112,343	16,288	495,628
Total assets		209,280	30,344	885,366
Accounts payable		23,829	3,455
Short term loans		5,998	870
Amounts due to related parties		46,478	6,739	30,502
Current liabilities from discontinued operations				684,349
Total current liabilities		76,305	11,064	714,851
Non-current liabilities
Non-current liabilities from discontinued operations				133,940
Total non-current liabilities				133,940
Total liabilities		76,305	11,064	848,791
Shareholders’ equity
Ordinary shares (US$0.003 par value; 500,000,000 shares authorized; 11,371,444 and 20,880,171 shares issued outstanding as of December 31, 2021 and 2022) *	[1]	432	63	217
Additional paid-in capital		1,400,076	202,992	1,342,769
Accumulated deficit		(1,267,533)	(183,775)	(1,320,546)
Total equity attributable to shareholders of the Company		132,975	19,280	22,440
Non-controlling interests				14,135
Total shareholders’ equity		132,975	19,280	36,575
Total liabilities and shareholders’ equity		¥ 209,280	$ 30,344	¥ 885,366

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 13